Financial assets and liabilities - Financing activity (Details) € in Millions, R$ in Millions		12 Months Ended
	Oct. 07, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 01, 2025 USD ($)	Dec. 01, 2025 EUR (€)	Oct. 07, 2024 BRL (R$)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)
Financial assets and liabilities
Total borrowings		$ 4,419,000,000	$ 3,902,000,000
Lease obligations		368,000,000	374,000,000	$ 408,000,000
Principal repayments of leases.		111,000,000	97,000,000	78,000,000
Foreign currency movements.		10,000,000	6,000,000
Disposal of lease assets		1,000,000	3,000,000
Reduction In Lease Liabilities due to Disposal Of Lease		2,000,000
Reduction In Lease Liabilities due to Repayment.		111,000,000
New lease liabilities incurred during the year		97,000,000	72,000,000
Proceeds from borrowings		1,309,000,000	517,000,000	$ 79,000,000
Notional amount		1,782,000,000	1,193,000,000
Undrawn borrowing facilities		$ 442,000,000	353,000,000
Ardagh Group
Financial assets and liabilities
Lease obligations			3,000,000
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable			$ 600,000,000			$ 620,000,000
Stated interest rate		6.00%	6.00%		6.00%	6.00%	6.00%
5.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable | €					€ 570		€ 570
Stated interest rate		5.00%	5.00%		5.00%	5.00%	5.00%
6.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable		$ 620,000,000
Stated interest rate		6.25%	6.25%		6.25%	6.25%	6.25%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum available capacity			$ 363,000,000
Total borrowings		$ 0	0
Proceeds from borrowings			0
Maximum amount drawable		351,000,000	272,000,000
Notional amount		415,000,000
Undrawn borrowing facilities		$ 351,000,000	272,000,000
Senior Secured Term Loan
Financial assets and liabilities
Total borrowings									$ 300,000,000	€ 269
Maximum amount drawable			$ 269,000,000
Banco Bradesco S.A.
Financial assets and liabilities
Maximum available capacity	$ 90,000,000							R$ 500
Debt instrument term (in years)	3 years